Summary of Related Party Costs (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party costs, Incurred		$ 2,434,773	$ 525,108
Related party costs, Paid		2,517,911	1,135,019
Related party costs, Payable		584,291	667,429
Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable			667,429
Transfer Agent fees
Related Party Transaction [Line Items]
Related party costs, Incurred		967,341	525,108
Related party costs, Paid		916,349	489,108
Related party costs, Payable		86,992
Transfer Agent fees | Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable			36,000
Transfer Agent expenses
Related Party Transaction [Line Items]
Related party costs, Incurred		150,000
Related party costs, Paid		150,000
Stockholder servicing fee
Related Party Transaction [Line Items]
Related party costs, Incurred	[1]	161,545
Related party costs, Paid	[1]	636,654	645,911
Related party costs, Payable	[1]	156,320
Stockholder servicing fee | Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable	[1]		$ 631,429
Stockholder servicing fee - SST IV
Related Party Transaction [Line Items]
Related party costs, Incurred	[2]	1,155,887
Related party costs, Paid	[2]	814,908
Related party costs, Payable	[2]	$ 340,979

[1]	We pay our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2021 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the current estimated cessation date (March 31, 2022) of such stockholder servicing fee.
[2]	Represents the stockholder servicing fee liability assumed in the SST IV Merger.